Securities - Schedule Of Realized Gains (Losses) For Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Available for sale:
Realized gains	$ 302	$ 28
Realized losses	(1)	0
Total securities available for sale	301	28
Held to maturity:
Realized gains	123	0
Realized losses	0	0
Total securities held to maturity	123	0
Net gains on sales of securities	$ 424	$ 28